Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Schedule of income taxes

	Current assets		Current liabilities		Non-current liabilities
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Taxes in Brazil
Income taxes (1)	405	199	698	989	330	−
Income taxes - Tax settlement programs	−	−	49	58	200	299
	405	199	747	1,047	530	299
Taxes abroad	6	19	653	253	−	−
Total	411	218	1,400	1,300	530	299
(1) It includes uncertain tax treatments (see note 17.1).

Schedule of statutory income tax rate and effective income tax rate

	2024	2023	2022
Net income before income taxes	11,142	35,396	53,525
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(3,787)	(12,036)	(18,197)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,319	1,329	1,234
Different jurisdictional tax rates for companies abroad	969	579	822
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(502)	(530)	(763)
Tax incentives	101	303	187
Effects of the global minimum tax	(91)	-	-
Internal transfer prices adjustments for operations between related parties abroad (2)	(92)	-	-
Tax loss carryforwards (unrecognized tax losses) (3)	93	23	221
Enrollment in the tax settlement program (4)	(145)	-	-
Post-employment benefits (5)	(1,280)	(348)	(394)
Results of equity-accounted investments in Brazil and abroad	(233)	(88)	87
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	113	54	33
Others	(2)	313	-
Income taxes	(3,537)	(10,401)	(16,770)
Deferred income taxes	4,046	(876)	(906)
Current income taxes	(7,583)	(9,525)	(15,864)
Effective tax rate of income taxes	31.7%	29.4%	(31.3)%
(1) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Law 14,596/23 effective as of January 1, 2024.
(3) In 2024, Petrobras recognized a tax loss and a negative basis of the CSLL of a subsidiary in the amount of US$ 53, within the scope of the incentivized self-regulation program for taxes administered by the Federal Revenue of Brazil (Law No. 14.740/23 and RFB Normative Instruction No. 2.168/23), to settle a debt amounting to US$ 112, with a US$ 59 down payment.
(4) It arises from non-deductible expenses with fines related to the enrollment to the tax settlement program. For more information, see note 17.3.
(5) It includes uncertain tax treatments (see note 17.1.1).

Schedule of changes in the deferred income taxes

	2024	2023
Opening balance	(9,945)	(5,918)
Recognized in the statement of income for the period	4,046	(876)
Recognized in shareholders’ equity	3,920	(2,559)
Translation adjustment	1,439	(602)
Use of tax loss carryforwards	(6)	-
Others	(2)	10
Closing balance	(548)	(9,945)

Schedule of composition of deferred tax assets and liabilities

Nature	Realization basis	12.31.2024	12.31.2023
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,286)	(6,296)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,462	4,203
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(8,518)	(9,369)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(16,043)	(18,784)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	2,636	(2,479)
Leasings	Appropriation of the considerations	10,829	9,240
Provision for decommissioning costs	Payments and use of provisions	9,118	8,010
Provision for legal proceedings	Payments and use of provisions	818	954
Tax loss carryforwards	Taxable income compensation	976	1,140
Inventories	Sales, write-downs and losses	424	411
Employee Benefits	Payments and use of provisions	1,191	2,036
Others		845	989
Total		(548)	(9,945)
Deferred tax assets		922	965
Deferred tax liabilities		(1,470)	(10,910)

Schedule of recovery reversal of net deferred tax assets and liabilities

	Assets	Liabilities
2025	125	(635)
2026	53	(1,070)
2027	56	(809)
2028	76	685
2029	64	705
2030 and thereafter	548	2,594
Recognized deferred tax assets	922	1,470

Schedule of tax loss carryforwards

		Assets
	12.31.2024	12.31.2023
Brazil	4	368
Abroad	635	780
Unrecognized deferred tax assets	639	1,148

Schedule of unrecognized deferred tax assets

	2026-2029	2030-2032	2033-2035	2036-2038	Undefined expiration	Total
Unrecognized deferred tax assets	14	147	292	130	52	635

Schedule of other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Taxes in Brazil
Current / Non-current ICMS (VAT)	461	592	599	607	916	1,032	−	−
Current / Non-current PIS and COFINS (2)	1,043	304	2,044	2,876	373	265	134	141
Claim to recover PIS and COFINS	−	−	590	733	−	−	−	−
Production taxes	−	−	−	−	1,509	2,094	87	145
Withholding income taxes	−	−	−	−	294	272	−	−
Others	45	58	344	290	169	443	80	90
Total in Brazil	1,549	954	3,577	4,506	3,261	4,106	301	376
Taxes abroad	6	6	24	10	23	60	−	−
Total	1,555	960	3,601	4,516	3,284	4,166	301	376
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.
(2) At December 31, 2024, current assets comprises deferred PIS and COFINS amounts reclassified from non-current assets, as well as tax credits arising from the enrollment to the tax settlement program (see note 17.3).

Schedule of settlement of tax liability

12.31.2024
Enrollment to the program	3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Indexation to the Selic interest rate	47
Down payment and monthly installments	(2,154)
Translation adjustment	(34)
Balance at December 31, 2024	−

Schedule of effects tax transaction in the statement of income

Jan-Dec/2024
Principal and fines	1,640
Indexation to the SELIC interest rate as of the enrollment	2,043
Total debt enrolled in the tax settlement program (1)	3,683
PIS and COFINS tax credits after enrolling the program (2)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits, taxes over tax credits and others	289
Income taxes (3)	(932)
Effect in the statement of income	2,262
Reimbursements approved by partners in joint ventures until December 31, 2024	(476)
Income taxes (3)	143
Total effect on the statement of income	1,929
Other taxes	669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	1,930
(1) Amounts differ from the previous table due to different exchange rates on translation of liabilities (closing exchange rate) and income and expenses (average exchange rate).
(2) It arises from the debts included in the tax transaction, after discount applied, as provided for in the transaction notice, recognized in the statement of financial position, within other recoverable taxes, and used in the calculation of these taxes for January and February 2025.
(3) Tax effects resulting from the tax transaction.